Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties
12.	Related Parties

KPS Special Situations Fund II, L.P., KPS Special Situations Fund II (A), L.P., KPS Special Situations Fund III, L.P. and KPS Special Situations Fund III (A), L.P. (together, “KPS Funds”) are majority shareholders of Halkos. As of September 30, 2013, Halkos beneficially owned 61.5% of the outstanding shares of Holdings. On October 1, 2013, the Company completed its follow-on public offering of 5,750,000 shares of its common stock. Halkos sold all of the shares in the follow-on public offering and received all of the net proceeds from the offering. After giving effect to the follow-on public offering, Halkos beneficially owns approximately 34.4% of the outstanding common stock of the Company.

The Company and affiliates of KPS Funds entered into an agreement whereby affiliates of KPS Funds charged the Company for services of their personnel engaged in line or staff functions relating specifically to the operations of the Company (the “Management Services Agreement”). In May 2013, in connection with the IPO, the Company terminated the Management Services Agreement prior to the expiration of the initial term and was required to pay the affiliates of KPS Funds an early termination fee equal to the value of the advisory fee that would have otherwise been payable to the affiliates of KPS Funds through the end of the Management Services Agreement. The Company paid $4,500 to the affiliates of KPS Funds related to the Company’s early termination and all unpaid management advisory fees. The total charges, which are included in selling, general and administrative expenses, were $4,750 for the nine months ended September 30, 2013, all of which were recorded in the first six months of 2013, and $750 for the nine months ended September 30, 2012. As of December 31, 2012, $250 of these charges were accrued for in accrued liabilities. Additionally, pursuant to the Management Services Agreement, the Company was required to reimburse the affiliates of KPS Funds for all reasonable costs and expenses incurred in connection with the services provided. These costs were $24 and $62 for the nine months ended September 30, 2013 and 2012, respectively.

The Company and KPS Funds entered into an agreement dated October 18, 2011 whereby the KPS Funds agreed to reimburse the Company for specific incremental costs directly attributable to the offering of equity securities (the “KPS Reimbursement Obligation”). Pursuant to the completion of the offering that occurred on May 29, 2013, KPS Funds reimbursed the Company all amounts owed in connection with the KPS Reimbursement Obligation. As of December 31, 2012, the Company had recorded $4,875 as a receivable from stockholder pertaining to the KPS Reimbursement Obligation.

15.	Related Parties

KPS Special Situations Fund II, L.P., KPS Special Situations Fund II (A), L.P., KPS Special Situations Fund III, L.P. and KPS Special Situations Fund III (A), L.P. (together, “KPS Funds”) are majority shareholders of Halkos. Halkos owns all of the outstanding shares of Holdings. On June 1, 2012, the Company distributed $160,000 to Halkos (see note 10, “Financing”).

The Company and affiliates of KPS Funds have entered into an agreement whereby affiliates of KPS Funds charge the Company for services of their personnel engaged in line or staff functions relating specifically to the operations of the Company (the “Management Services Agreement”). The charges, which are included in selling, general and administrative expenses, were $1,000 for each of the years ended December 31, 2012, 2011 and 2010, of which $250 is included in accrued liabilities at December 31, 2012 and 2011. Additionally, pursuant to the Management Services Agreement, the Company is required to reimburse the affiliates of KPS Funds for all reasonable costs and expenses incurred in connection with the services provided. These costs were $77, $167 and $102 for the year ended December 31, 2012, 2011 and 2010, respectively.

The Company and KPS Funds entered into an agreement dated October 18, 2011 whereby the KPS Funds agreed to reimburse the Company for specific incremental costs directly attributable to an offering of equity securities (the “KPS Reimbursement Obligation”). As of December 31, 2012 and 2011, the Company has recorded $4,875 and $2,451, respectively, as a receivable from stockholder pertaining to the KPS Reimbursement Obligation.